Derivatives - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 29, 2022 USD ($) instrument
Derivative [Line Items]
Derivative Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other liabilities (Note 12)	Other liabilities (Note 12)
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Other receivables
Derivative Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Non-current other liabilities (Note 16)	Non-current other liabilities (Note 16)
Gain/(loss) on cash flow hedge	$ (1,567)	$ 3,728	$ (778)
Other comprehensive income (loss), cash flow hedge, gain (loss), reclassification, before tax	2,400	100
Interest rate cash flow hedge gain (loss) to be reclassified euring next 12 months, net	3,200
Interest Rate Caps | Total derivatives designated as hedging instruments
Derivative [Line Items]
Number of interest rate derivatives held | instrument				2
Derivative, notional amount				$ 2,101,000
Derivative, fixed interest rate				0.42%
Interest Rate Caps | Total derivatives designated as hedging instruments | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Derivative [Line Items]
Derivative, variable interest rate, reference rate in excess of				4.75%
Interest Rate Swap
Derivative [Line Items]
Derivative, notional amount				$ 1,101,000
Derivative, fixed interest rate				3.40%
Total derivatives designated as hedging instruments | Total derivatives designated as hedging instruments | Level 2
Derivative [Line Items]
Derivative liability, current	1,900	3,300
Derivative asset, current		10
Derivative liability, noncurrent	$ 500	$ 400